Gain on Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2021
Gain On Disposal Of Subsidiary
Schedule of Assets and Liabilities of Discontinued Operations

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

August 27, 2021
Assets:
Deposits	$38,663
Property and equipment, net	143,507
Intangible assets	300,000
Right of use asset	1,105,735
Total assets	$1,587,875

Liabilities:
Operating lease liability	$(1,251,964)
Deposits	(538,921)
Accrued expense	(134,540)
Total liabilities	$(1,925,425)

(Gain) on divestiture	$(337,551)